State Street SPDR MSCI USA Gender Diversity ETF Average Annual Total Returns			12 Months Ended	16 Months Ended	32 Months Ended	36 Months Ended	53 Months Ended	60 Months Ended	74 Months Ended	84 Months Ended	106 Months Ended	108 Months Ended	109 Months Ended		110 Months Ended	117 Months Ended	120 Months Ended
		Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI USA Gender Diversity Select Index/SSGA Gender Diversity Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		23.44%					10.09%			11.31%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			25.02%	25.43%	13.19%	9.76%	16.19%	14.53%	14.93%	13.77%	15.02%	15.54%	14.15%	14.14%	14.37%	13.18%	13.10%
State Street SPDR MSCI USA Gender Diversity ETF
Prospectus [Line Items]
Average Annual Return, Percent			23.32%					9.92%			11.14%
Performance Inception Date		Mar. 07, 2016
State Street SPDR MSCI USA Gender Diversity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			22.98%					9.56%			10.14%
State Street SPDR MSCI USA Gender Diversity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			14.04%					7.79%			8.70%

[1]	Returns shown are reflective of the Index for periods beginning on the Benchmark Index Change Date and the Previous Benchmark Index for periods prior to the Benchmark Index Change Date.